Form N-1A Cover	Nov. 25, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	ETFis Series Trust I
Entity Central Index Key	0001559109
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 25, 2025
Prospectus Date	Nov. 28, 2025